Annual Fund Operating Expenses (dei_LegalEntityAxis)	0 Months Ended
Nov. 14, 2011
(PIMCO Emerging Markets Corporate Bond Fund - Institutional) | Class D
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Emerging Markets Corporate Bond Fund - Retail) | Class A
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.65%
(PIMCO Emerging Markets Corporate Bond Fund - Retail) | Class C
Operating Expenses:
Management Fees	1.40%
Distribution and/or Service (12b-1) Fees	1.00%
Total Annual Fund Operating Expenses	2.40%